Offerings - Offering: 1	Apr. 29, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-278966
Carry Forward Initial Effective Date	May 01, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended ("Rule 415(a)(6)"), the Registrant is carrying forward to this Registration Statement unsold securities in the amount of $0 that the Registrant previously registered on its Registration Statement on Form N-2 (File No. 333-278966), initially effective on May 1, 2024 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6), the registration fees in the amount of $0 previously paid with respect to such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration.